DEBT (Details Narrative) - USD ($)			3 Months Ended			9 Months Ended	12 Months Ended
	Jan. 18, 2024	Oct. 01, 2023	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Oct. 14, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Interest rate			12.00%
Original issue discount			$ 18,841
Interest expense			103,072	43,049			$ 199,681	$ 29,992
Greens Natural Foods, Inc. [Member]
Short-Term Debt [Line Items]
Interest expense					$ 1,232	$ 7,793
Note payable					$ 88,574	$ 88,574
Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Loan amount			1,889,000
Original issue discount			$ 189,000
Unsecured promissory notes	$ 1,889,000
Debt instrument description			The aggregate gross proceeds received from the investors in connection with the SPA was $1,700,000. The Notes were issued at a 10% original issue discount (“OID”) and accrue interest at a rate of 10% per annum beginning 60 days after issuance of the Notes.
Debt issuance cost			$ 23,500
Interest expense			57,000
Accrued interest			15,000
Debt discount			170,000
Securities Purchase Agreement [Member] | IPO [Member]
Short-Term Debt [Line Items]
Issuance of common stock	1,889,000
Securities Purchase Agreement [Member] | IPO [Member] | Investor [Member]
Short-Term Debt [Line Items]
Gross proceeds	$ 1,700,000
Promissory Notes [Member]
Short-Term Debt [Line Items]
Loan amount									$ 3,000,000
Interest rate									6.00%
Outstanding Debt			2,239,000				2,378,000	2,914,000
Debt interest			35,000	43,000			160,000	30,000
Secured Promissory Notes [Member]
Short-Term Debt [Line Items]
Loan amount		$ 750,000
Interest rate		6.00%
Outstanding Debt			696,000				728,000
Debt interest			$ 11,000	$ 0				$ 39,000
Debt fair value		$ 718,000
Original issue discount							$ 39,000
Debt instrument description		The difference of $32,000 between the carrying amount of $750,000 and fair value of $718,000 was expensed as non-cash interest expense.
Paycheck Protection Program [Member] | Greens Natural Foods, Inc. [Member]
Short-Term Debt [Line Items]
Loan amount										$ 817,927